Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2025100297			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2025100230	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	XXX Not Allowed for Guidelines	Waived-Approved Lender Exception: XXX ineligible for XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. our exception request from file... loan is locked with XXX as they accept XXX. please waive  - Buyer-XXX
Open-Primary Value Valuation XXX Not Allowed for Program Missing lender exception for XXX. - Due Diligence Vendor-XXX	Waived-Approved Lender Exception: XXX ineligible for XXX - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Original LTV Is Below The Guideline Maximum By XXX (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
																									Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months	Super low LTV, strong credit, new DSCR ratio about .XXX. All funds are borrowers	XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	Originator Pre-Close	Yes	XXX
2025100101			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2025100099	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	XXX: Missing Closing Disclosure	Resolved-XXX locked XXX received, data entered, no additional compliance findings. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-***Original file is missing LE/CD issued within XXX business days from rate lock date of XXX. Lender to provide disclosure tracking information along with all XXX and applicable XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX locked XXX received, data entered, no additional compliance findings. - Due Diligence Vendor-XXX	Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Borrower XXX Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower XXX Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
																									Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2025100611			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX